Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Additional Information (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 AUD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 4,441.7			£ 5,032.7
US commercial paper
Disclosure of detailed information about financial instruments [line items]
Borrowings | €		€ 0
Weighted average | US revolving credit facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 0				$ 0
Weighted average | Australian New Zealand revolving credit facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 52			$ 151
Average interest rate	1.89%	1.89%	1.89%	1.89%	2.06%	2.06%	2.06%
Weighted average | US commercial paper
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 0				$ 2
Average interest rate					1.66%	1.66%	1.66%
Weighted average | Euro Commercial Paper Programme
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 0.0			£ 0.0
US Dollar bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 1,063
US Dollar bonds | Weighted average
Disclosure of detailed information about financial instruments [line items]
Average interest rate	4.26%	4.26%	4.26%	4.26%
Eurobonds | Weighted average
Disclosure of detailed information about financial instruments [line items]
Borrowings | €		€ 3,600
Average interest rate	1.94%	1.94%	1.94%	1.94%
Sterling bonds | Weighted average
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 650.0
Average interest rate	3.21%	3.21%	3.21%	3.21%